DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	ProPetro Holding Corp.
Entity Central Index Key	0001680247
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Trading Symbol	PUMP
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31